Accounts Receivable (Tables)	12 Months Ended
Dec. 31, 2020
Receivables [Abstract]
Schedule of accounts receivable
	December 31,	December 31,
	2020	2019
Accounts receivable	$26,941,374	$23,790,658
Less: allowance for expected credit losses	(22,960,432)	(13,785,707)
	$3,980,942	$10,004,951